STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest and dividends	$ 2,338,189
Net appreciation in fair value of investments	167,117,986
Total investment income	169,456,175
Interest income on notes receivable from participants	1,038,468
Contributions
Participant	44,602,791
Employer	30,359,425
Rollover	11,092,598
Total contributions	86,054,814
Total additions	256,549,457
Deductions from net assets
Benefits paid to participants	(170,856,035)
Administrative expenses	(1,202,189)
Total deductions	(172,058,224)
Net increase	84,491,233
Net assets available for benefits:
Beginning of year	1,061,399,427
End of year	$ 1,145,890,660